Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 — INCOME TAXES

The Company provides for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of June 30, 2024, and December 31, 2023, the Company had a full valuation allowance against its deferred tax assets.

For the three and six months ended June 30, 2024 and 2023, the Company utilized the annualized effective tax rate method and recorded zero income tax expense based on a zero effective tax rate. No tax benefit or expense has been recorded in relation to the pre-tax income for the three months ended June 30, 2024, or the pre-tax losses for the six months ended June 30, 2024, and the three and six months ended June 30, 2023, due to a full valuation allowance to offset any deferred tax assets.

NOTE 10 — INCOME TAXES

The Company’s deferred tax assets are as follows at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Deferred tax asset
Net operating loss	$—	$—
Startup/organizational costs	369,290	147,881
Total deferred tax asset	369,290	147,881
Valuation allowance	(369,290)	(147,881)
Deferred tax asset, net of allowance	$—	$—

The income tax provision (benefit) consists of the following for the year December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Federal
Current	$1,579,608	$339,899
Deferred	—	—
State and Local
Current	—	—
Deferred	—	—
Income tax provision/(benefit)	$1,579,608	$339,899

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023 and 2022, the change in the valuation allowance was $221,409 and $147,481, respectively.

A reconciliation of the statutory tax rate to the Company’s effective tax rates for the year ended December 31, 2023 and 2022:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—	—
Merger costs	(2.60)	—
Derivatives	(8.46)
Other	(0.04)	(0.44)
Change in valuation allowance	(1.22)	15.84
Income tax provision (benefit)	8.68%	36.40%